Document And Entity Information	Apr. 15, 2024
Document Information [Line Items]
Entity, Registrant Name	Regional Health Properties, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 15, 2024
Entity, Incorporation, State or Country Code	GA
Entity, File Number	001-33135
Entity, Tax Identification Number	81-5166048
Entity, Address, Address Line One	1050 Crown Pointe Parkway
Entity, Address, Address Line Two	Suite 720
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30338
City Area Code	678
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001004724
CommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RHE
Security Exchange Name	NYSEAMER
SeriesARedeemablePreferredSharesNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Redeemable Preferred Shares, no par value
Trading Symbol	RHE-PA
Security Exchange Name	NYSEAMER